Related party transactions	12 Months Ended
Sep. 30, 2024
Related party transactions
Related party transactions

29.    Related party transactions

On September 27, 2024, the Company entered into a registered direct offering in which it sold 5,440,000 ordinary shares at an offering price of $2.50 per share. In a concurrent private placement, Arqit issued unregistered warrants to purchase up to 5,440,000 shares at an exercise price of $2.50 per share, exercisable only upon the later of (i) one year from the issuance date, (ii) the date of the approval by the Company’s shareholders of an increase in authorized capital sufficient to permit the issuance of the shares issuable upon exercise of the September 2024 Investor Warrants and (iii) the date that the closing trading price of the Ordinary Shares on the Nasdaq Capital Market has exceeded $5.00 for 60 consecutive trading days. The warrants will be exercisable for a period of one year following the Exercise Date.  The Warrants will terminate on the earlier of (x) 5:00 p.m. (New York City time) on the last day of the exercise period or (y) 5:00 p.m. (New York City time) on the date falling five years after the date of issuance. The investors in the September 2024 offering were existing shareholders Heritage Assets SCSP, Ropemaker Nominees Limited, Carlo Calabria and Garth Ritchie.  Arqit director Manfredi Lefebvre d’Ovidio has shared investment and voting power over the shares held by Heritage Assets SCSP, Arqit director Stephen Chandler is on the investment committee of Notion Capital Managers LLP, which is the beneficial owner of the Arqit shares held by Ropemaker Nominees Limited, and Carlo Calabria and Garth Ritchie are both Arqit directors.

In the year ended September 30, 2024, Arqit Limited paid $295,930 (2023: $nil, 2022: $nil) to Notion Capital for professional services provided by Arqit CEO Andrew Leaver and Rob Soffel. Andrew Leaver is an Operating Partner at Notion Capital Managers LLP (“Notion”), which is the beneficial owner of the Arqit shares held by Ropemaker Nominees Limited.  Mr. Leaver is currently engaged as a secondee to Arqit from Notion through an agreement between Arqit and Notion Platform Ltd., an affiliate of Notion, pursuant to which Notion invoices a day rate for Mr. Leaver’s cash compensation. Mr. Leaver has also been granted Arqit restricted share units and options. He acts at the direction of Arqit’s board of directors, independently from Notion.

In the year ended September 30, 2024, Arqit Inc. paid $nil (2023: $100,000, 2022: $113,923) for the director services of Lt General VL Jamieson who was a director of AQI during the year ended September 30, 2023. All transactions were on an arm’s length basis.

In the year ended September 30, 2024, Arqit Inc. paid $nil (2023: $100,000, 2022: $100,575) for the director services of General S Wilson who was a director of AQI during the year ended September 30, 2023. All transactions were on an arm’s length basis.

In the year ended September 30, 2024, Arqit Limited paid $nil (2023: $nil, 2022: $5,091) for the Company secretarial and accounting costs of Arqit PTE, a dormant Company owned 50% by D Williams and 50% by D Bestwick. All transactions were on an arm’s length basis.

On September 12, 2023, the Company completed a registered direct offering of its ordinary shares and warrants to purchase ordinary shares, in which Heritage Assets SCSP, Ropemaker Nominees Limited and Carlo Calabria purchased 317,407 ordinary shares, together with warrants to purchase up to 317,407 ordinary shares at a combined offering price of $0.78 per ordinary share and accompanying warrant. Company director Manfredi Lefebvre d’Ovidio has sole investment and voting power over the shares held by Heritage Assets SCSP, and Arqit director Stephen Chandler is on the investment committee of Notion Capital Managers LLP, which is the beneficial owner of the Company shares held by Ropemaker Nominees Limited, and Carlo Calabria is a director of the Company. The September 2023 Investor Warrants are currently exercisable at an exercise price of $0.78 per share.

In the year ended September 30, 2024, Arqit Limited paid $nil (2023: $nil, 2022: $1,751) to Notion Capital for professional services, a related party company of Board Director member and Audit Committee Chair Stephen Chandler. All related party transactions were on an arm’s length basis.

As at September 30, 2022, there was an amount owing of $6,574 relating to reimbursement- of an expense to D Williams, a director of the Group. This was fully repaid in October 2022.

There were no further related party transactions.